Organization, Consolidation and Principal Activities - Summary of Results of operations of the VIE after elimination within the VIE structure included in the Company's consolidated statements of comprehensive (loss)/income (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Organization, Consolidation and Principal Activities
Revenue	¥ 3,046,871	$ 417,420	¥ 3,702,387	¥ 3,820,378
Net income	1,612	221	6,008	(16,414)
VIE
Organization, Consolidation and Principal Activities
Revenue	2,933,604	401,902	3,547,932	3,820,378
Net income	¥ 24,272	$ 3,325	¥ 22,230	¥ 61,939